Investments (Summary of Composition of Other Investments) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2017	Mar. 31, 2017
Schedule of Cost-method Investments [Line Items]
Equity method investments	¥ 255,370	¥ 249,679
Investments held by consolidated investment companies	38,779	37,462
Other equity interests	242,923	307,928
Total	¥ 537,072	¥ 595,069